Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands											1 Months Ended			3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Aug. 31, 2026	Aug. 13, 2026	Aug. 05, 2026	Jul. 24, 2026	Jun. 22, 2026	May 18, 2026	Mar. 31, 2026	Jan. 06, 2026	Oct. 21, 2025	Apr. 30, 2024	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Jan. 15, 2026	Oct. 24, 2025	Apr. 30, 2025	Sep. 29, 2024	Jul. 30, 2024	Dec. 21, 2023	Dec. 20, 2023
Subsequent Event [Line Items]
Shares issued																		169,375
Purchase of warrants																				25,085,732	18,675,799		1,337,549
Gross proceeds																		$ 3,707
Common stock price per share																		$ 1,200										$ 0.10
Conversion shares						2,500,000
Issuance of shares															$ 1,523	$ 640				$ 2,199	$ 3,607
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																				20,196
Class of Warrant or Right, Exercise Price of Warrants or Rights																					$ 8.202			$ 8.202	$ 13.90
Accrued interest
Proceeds from the issuance of notes payable																		$ 8,649	$ 2,575
Principal amount						$ 4,000																$ 600
Fees and expenses of legal					$ 25		$ 25
Maximum [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																				$ 20.00
Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Principal amount																		140	$ 661
Preferred Stock [Member]
Subsequent Event [Line Items]
Issuance of shares
Accrued interest
Warrant [Member]
Subsequent Event [Line Items]
Common stock price per share																							$ 10.80
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																							100,000
Securities Purchase Agreements [Member]
Subsequent Event [Line Items]
Proceeds from Issuance Initial Public Offering						$ 1,000		$ 5,360									$ 2,475	$ 2,308
Securities Purchase Agreements [Member] | Maximum [Member]
Subsequent Event [Line Items]
Fees and expenses of legal								100
Subsequent Event [Member]
Subsequent Event [Line Items]
Purchase of warrants																							1,337,547
Class of Warrant or Right, Exercise Price of Warrants or Rights																							$ 10.80
Issuance of shares													47,795
Accrued interest													$ 405
Net proceeds												$ 112
Proceeds from future receipts											$ 1,966	1,966
Proceeds from borrowings											806	$ 806
Promissory note											1,100				1,100
Proceeds from the issuance of notes payable											800
Principal amount											$ 1,100				$ 1,100
Subsequent Event [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Accrued interest													$ 511
Subsequent Event [Member] | Preferred Stock [Member]
Subsequent Event [Line Items]
Purchase of warrants			1,000
Gross proceeds			$ 1,000
Conversion of shares		1,000
Conversion price		$ 2.05
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Conversion of shares, shares converted		585,365
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																							100,000
Subsequent Event [Member] | Plan Merger Agreement [Member]
Subsequent Event [Line Items]
Shares issued		4,800,000
Subsequent Event [Member] | Securities Purchase Agreements [Member]
Subsequent Event [Line Items]
Proceeds from Issuance Initial Public Offering								5,135
Subsequent Event [Member] | Securities Purchase Agreements [Member] | Maximum [Member]
Subsequent Event [Line Items]
Fees and expenses of legal								$ 100
Common Class A [Member]
Subsequent Event [Line Items]
Shares issued										950,000								134,062		64,280	37,000
Purchase of warrants																										575,538
Common stock price per share																											$ 10.00
Converted amount																				$ 661
Conversion shares																				79,868
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																								68,276
Class of Warrant or Right, Exercise Price of Warrants or Rights																				$ 180.00
Common Class A [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Issuance of shares																			79,868
Common Class A [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares issued														30,000	226,450	56,174				205,821	43,783
Issuance of shares
Issuance of shares																12,500				12,500	12,500
Accrued interest
Common Class A [Member] | Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																				$ 10.80
Common Class A [Member] | Securities Purchase Agreements [Member]
Subsequent Event [Line Items]
Public offering shares								3,000,000
Public offering shares								$ 2.00
Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Conversion of shares, shares converted			585,365
Common stock price per share			$ 2.05
Converted amount	$ 115	$ 150
Conversion shares	125,272	126,957
Conversion price	$ 0.92	$ 1.18
Issuance of shares									$ 15,800
Common Class A [Member] | Subsequent Event [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Issuance of shares													68,789
Common Class A [Member] | Subsequent Event [Member] | Securities Purchase Agreements [Member]
Subsequent Event [Line Items]
Public offering shares								3,000,000
Public offering shares								$ 2.00
Common Class A [Member] | Vision Aerial Merger Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Description of consideration for transaction				The consideration for the transaction consists of (i) a number of shares of the Company’s Class A Common Stock equal to $12,000 divided by the volume-weighted average price per share of the Class A Common Stock for the 20 trading days ending on (and including) the third trading day preceding the closing, which price shall not be less than $2.00 nor greater than $3.00 per share (subject to equitable adjustment), and (ii) $3,000 in cash, in each case subject to customary post-closing purchase price adjustments and indemnification holdbacks. The closing is subject to customary closing conditions, and the Vision Aerial Merger Agreement may be terminated under specified circumstances, including payment of a termination fee by Vision Aerial in certain cases. Because the transaction has not been consummated, the Company is unable to estimate the financial effect of the acquisition on its condensed consolidated financial statements at this time.